Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Payables
Accrued professional fees		¥ 10,459	¥ 27,788
Accrued office rental expense		340	2,337
Accrued employee welfare expense, meal and travel expense		411	714
Guarantee deposits		330	410
Withholding employees' social insurance and housing fund		1,082	843
Others		938	1,216
Total	$ 2,079	¥ 13,560	¥ 33,308